Prepayments and Advances to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and Advance to Suppliers Net [Abstract]
Schedule of prepayments and advances
December 31, 2019	December 31, 2018
Advances made to raw material suppliers (a)	$5,902,315	$8,010,272
Advances made to construction subcontractors (b)	2,558,252	2,907,750
Advances made for purchases of equipment	868,017	910,872
Prepaid consulting fees	62,410	-
Others	114,454	3,906
Subtotal	9,505,448	11,832,800
Less: allowance for doubtful accounts	(6,979,392)	(8,264,797)
	$2,526,056	$3,568,003

(a)	The prepayments and deposits on raw materials are generally required by our suppliers for the purpose of ongoing business relationships. The prepayments and deposits are not directly associated with any specific purchase contract or any specific price but will be used to offset any accounts payable balance resulting from any specific purchase order priced at market.

(b)	Advances to construction subcontracts represent the prepayments made by the Group to our construction subcontractors at the beginning of our customer projects for the purpose of acquiring necessary construction materials, equipment and required deposits.

Schedule of changes of allowance for doubtful accounts for advances to suppliers
	December 31, 2019	December 31, 2018
Beginning balance	$8,264,797	$692,635
Provision	-	7,609,244
Recovery	(1,192,142)	-
Foreign exchange effect	(93,263)	(37,082)
Ending balance	$6,979,392	$8,264,797